UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6709

Name of Registrant: Vanguard Florida Tax-Free Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Florida (97.0%)
Alachua County FL Health Fac. Auth. (Shands
Teaching Hosp.)	6.250%	12/1/11 (14)	3,095	3,266
Alachua County FL Health Fac. Auth. (Shands
Teaching Hosp.)	6.250%	12/1/16 (14)	8,695	10,100
Boynton Beach FL Util. System Rev.	5.375%	11/1/13 (14)	2,400	2,600
Boynton Beach FL Util. System Rev.	5.375%	11/1/15 (14)	2,665	2,938
Boynton Beach FL Util. System Rev.	5.500%	11/1/18 (14)	3,125	3,521
Boynton Beach FL Util. System Rev.	6.250%	11/1/20 (3)(ETM)	415	504
Brevard County FL Health Fac. Auth. Rev.
(Health First Project)	7.000%	4/1/39	7,000	7,884
Brevard County FL IDR (Tuff FL Technical
Project)	6.750%	11/1/39	2,700	2,832
Broward County FL Airport System Rev.	5.375%	10/1/29	1,500	1,622
Broward County FL Port Fac. Rev.	6.000%	9/1/25	2,000	2,267
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	4,635	4,885
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,205	5,486
Broward County FL School Board COP	5.500%	7/1/18 (4)	3,625	3,797
Broward County FL School Board COP	5.500%	7/1/19 (4)	15,460	16,141
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,551
Broward County FL Tax Rev. (Housing Project)	5.250%	10/1/36	2,500	2,667
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/14	15,000	16,313
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/15	5,000	5,379
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.000%	6/1/16	1,000	1,074
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.250%	6/1/17	1,000	1,079
Citizens Property Insurance Corp. Florida (High
Risk Account)	5.500%	6/1/17	5,000	5,491
Citrus County FL Water & Wastewater System
Rev.	5.000%	10/1/25 (4)	3,670	4,000
Clearwater FL Water & Sewer Rev.	5.250%	12/1/39	5,000	5,391
Collier County FL School Board COP	6.250%	2/15/13 (4)	12,500	13,886
Collier County FL School Board COP	5.000%	2/15/27 (4)	3,000	3,148
Collier County FL Special Obligation Rev.	5.000%	7/1/34	3,000	3,217
Coral Gables FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida)	5.250%	8/15/14 (4)(Prere.)	1,855	2,172
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	1,935	2,056
Dunedin FL Util. System Rev.	6.750%	10/1/10 (14)	1,270	1,275
Duval County FL School Board COP	5.000%	7/1/33 (4)	2,000	2,051
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	3,000	4,045
Florida Board of Educ. Capital Outlay	4.750%	6/1/37 (14)	2,000	2,098
Florida Board of Educ. Public Educ.	5.000%	6/1/21	6,400	7,129
Florida Board of Educ. Public Educ.	5.000%	6/1/32	12,050	12,837
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/20 (3)	5,000	5,763
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22	3,590	4,268

Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/23	2,500	2,946
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/27	5,000	5,639
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/29	5,000	5,525
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/34	2,000	2,177
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/35	20,000	21,732
Florida Board of Educ. Public Educ. Capital
Outlay GO	5.000%	6/1/28	7,075	7,787
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/17	2,500	2,978
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	1/1/19 (14)	3,330	3,660
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	1/1/22 (14)	3,640	3,852
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	6,165	7,139
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/24	3,070	3,557
Florida Dept. of Environmental Protection &
Preservation Rev.	5.000%	7/1/27	5,000	5,387
Florida Dept. of Transp.	5.000%	7/1/25	2,620	2,898
Florida Dept. of Transp.	5.000%	7/1/30	7,350	7,929
Florida Gulf Coast Univ. Financing Corp. VRDO	0.270%	9/8/10 LOC	1,705	1,705
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage)	5.500%	7/1/39	1,250	1,309
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/13	15,000	16,190
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/15	3,000	3,311
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/16	2,000	2,214
Florida Keys Aqueduct Auth. Rev. VRDO	0.240%	9/8/10 LOC	4,800	4,800
Florida Muni. Power Agency Rev.	5.000%	10/1/31	6,075	6,371
Florida Muni. Power Agency Rev.	6.250%	10/1/31	2,000	2,345
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (14)	2,155	2,362
Florida Turnpike Auth. Rev.	5.000%	7/1/33	13,885	14,338
Florida Water Pollution Control Financing Corp.
Rev.	5.000%	1/15/20	2,000	2,379
Florida Water Pollution Control Financing Corp.
Rev.	5.000%	1/15/25	3,000	3,422
Gainsville FL Util. System Rev. VRDO	0.450%	9/1/10	8,300	8,300
Greater Orlando Aviation Auth. Orlando FL
Airport Fac. Rev.	5.000%	10/1/39	4,000	4,117
Halifax Hosp. Medical Center Florida Hosp. Rev.	5.500%	6/1/38 (4)	3,000	3,124
Hernando County FL Water & Sewer	5.000%	6/1/29 (14)	4,000	4,143
Highlands County FL Health Rev. (Adventist
Health System)	6.000%	11/15/11 (Prere.)	10,000	10,754
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/15 (Prere.)	1,225	1,452
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/31	4,000	4,075
Highlands County FL Health Rev. (Adventist
Health System)	5.000%	11/15/35	8,775	8,875
Highlands County FL Health Rev. (Adventist
Health System)	5.625%	11/15/37	5,000	5,311
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/14 (4)	5,265	6,128
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/15 (4)	3,845	4,525

Hillsborough County FL IDA (Moffitt Cancer
Center)	5.250%	7/1/27	3,000	3,069
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/26	4,800	4,949
Hillsborough County FL IDA (Tampa General
Hosp. Project)	5.250%	10/1/34	7,570	7,612
Hillsborough County FL IDA (Univ. Community
Hosp.)	6.500%	8/15/19 (14)	10,450	11,514
Hillsborough County FL IDA Rev. (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,183
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,779
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.250%	9/1/10 LOC	4,900	4,900
Jacksonville FL Econ. Dev. Community Health
Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	3,000	3,100
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.270%	9/8/10	4,600	4,600
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.270%	9/8/10	7,300	7,300
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	4.750%	10/1/33	1,920	1,946
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.000%	10/1/37	5,000	5,190
Jacksonville FL Electric Auth. Rev. (St. John's
River Power Park)	5.500%	10/1/39	3,660	4,009
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.000%	10/1/39	3,500	3,727
Jacksonville FL Electric Auth. Water & Sewer
Rev.	5.375%	10/1/39	1,125	1,208
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/27	2,500	2,569
Jacksonville FL Health Fac. Auth. Hosp. Rev.
(Baptist Medical Center)	5.000%	8/15/37	3,800	3,831
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/30	5,000	5,382
Jacksonville FL Transp. Rev.	5.000%	10/1/28 (14)	3,130	3,349
Jacksonville FL Transp. Rev.	5.000%	10/1/29 (14)	3,065	3,260
JEA FL Bulk Power Supply System Rev.	5.625%	10/1/33	4,000	4,391
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	5,275	5,465
Lake County FL School Board COP	5.000%	6/1/30 (2)	7,000	7,130
Lakeland FL Electric & Water Rev.	0.000%	10/1/12 (14)	2,020	1,971
Lakeland FL Electric & Water Rev.	6.050%	10/1/14 (4)	2,000	2,376
Lakeland FL Water & Wastewater Rev.	5.250%	10/1/32	3,925	4,168
Lee County FL IDA Health Care Fac. Rev. (Shell
Point Village)	5.000%	11/15/29	4,000	3,551
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	5,090	5,166
Marion County FL Hosp. Dist. Rev. (Munroe
Regional Health System)	5.000%	10/1/29	6,540	6,594
Miami Beach FL Water & Sewer Rev.	5.625%	9/1/10 (2)(Prere.)	2,550	2,575
Miami FL Special Obligation	5.625%	1/1/39	2,000	2,070
Miami FL Special Obligation (Marlins Stadium
Project)	5.250%	7/1/35 (4)	2,000	2,075
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/23	3,000	3,310
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/24	3,000	3,244
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/30 (14)	4,440	4,520

Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/35	2,500	2,592
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/35	2,400	2,523
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/36	2,000	2,138
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/37 (14)	4,655	4,698
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/41	2,500	2,510
Miami-Dade County FL Aviation - Miami
International Airport	5.000%	10/1/41 (4)	1,150	1,176
Miami-Dade County FL Aviation - Miami
International Airport	5.375%	10/1/41	5,000	5,227
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/41	9,000	9,459
Miami-Dade County FL Aviation - Miami
International Airport	5.500%	10/1/41	1,475	1,550
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.250%	4/1/24 (2)	6,515	7,502
Miami-Dade County FL Educ. Fac. Auth. Rev.
(Univ. of Miami)	5.250%	4/1/31 (2)	3,000	3,258
Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/37 (2)	4,500	4,630
Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/39 (2)	5,000	5,142
Miami-Dade County FL Expressway Auth. Toll
System Rev.	5.000%	7/1/40	7,000	7,213
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/27 (14)	10,000	10,126
Miami-Dade County FL Public Fac. Rev.
(Jackson Memorial Hosp.)	5.000%	6/1/28 (14)	9,390	9,520
Miami-Dade County FL School Board COP	5.000%	8/1/14 (14)	1,665	1,834
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,860
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,861
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,678
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	5,066
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11 (14)	8,500	8,712
1 Miami-Dade County FL Special Obligation TOB
VRDO	0.270%	9/1/10 (2)LOC	9,815	9,815
Miami-Dade County FL Transit Sales Surtax
Rev.	5.000%	7/1/19 (12)	2,000	2,330
Miami-Dade County FL Transit Sales Surtax
Rev.	5.000%	7/1/31 (10)	5,000	5,260
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	12,000	12,933
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/34	3,500	3,716
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/39 (4)	6,000	6,351
North Brevard County FL Hosp. Dist. Rev.
(Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,100
Ocala FL Water & Sewer Rev.	6.000%	10/1/10 (2)	550	552
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	6.250%	11/15/12 (Prere.)	5,000	5,594
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/15 (Prere.)	1,435	1,660
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/39	6,500	6,765
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project) VRDO	0.290%	9/8/10 LOC	6,400	6,400

Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare) VRDO	0.300%	9/1/10 (4)	2,400	2,400
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/10 (14)	2,175	2,183
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/13 (14)	1,890	2,103
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16 (14)(ETM)	95	116
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/16 (14)	1,515	1,726
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/18 (14)	5,770	6,772
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	5.125%	11/15/39	9,000	9,050
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,333
Orange County FL School Board COP	5.000%	8/1/32 (14)	8,000	8,303
Orange County FL School Board VRDO	0.250%	9/1/10 LOC	1,100	1,100
Orange County FL Tourist Dev. Rev.	4.750%	10/1/32 (10)	10,000	10,142
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/14 (14)	3,000	3,729
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/15 (14)	8,360	10,698
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/28 (12)	5,000	5,390
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/28	2,000	2,156
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,398
Orlando & Orange County FL Expressway Auth.
VRDO	0.300%	9/8/10 (4)	5,000	5,000
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/18	3,000	3,618
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/29	3,675	4,023
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,000	3,230
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/39	2,500	2,735
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/25	2,100	2,364
Palm Beach County FL Criminal Justice Fac.
Rev.	7.200%	6/1/15 (14)	3,000	3,761
Palm Beach County FL Health Fac. Auth. Hosp.
Rev.	5.625%	12/1/31	6,000	5,548
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/33	2,000	2,120
Palm Beach County FL Public Improvement
Rev.	5.000%	5/1/38	3,000	3,150
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,463
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,705
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	5,000	5,290
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/25 (13)	3,370	3,785
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/27 (13)	1,000	1,104
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	5,000	5,565
2 Palm Beach County FL Water & Sewer	5.000%	10/1/31	8,295	8,924
Panama City FL Util. Rev.	5.000%	6/1/39 (12)	3,000	3,149
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	0.230%	9/1/10 LOC	2,800	2,800
Polk County FL School Board COP VRDO	0.250%	9/1/10 LOC	1,300	1,300
Polk County FL Util. System Rev.	5.250%	10/1/21 (14)	3,620	3,988
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	2,000	2,285
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,106
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	3,500	3,936
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,305
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,388
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,124
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/17 (14)	2,400	2,875

Florida Long-Term Tax-Exempt Fund

Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/19 (14)	3,595	4,389
Seminole County FL Water & Sewer Rev.	6.000%	10/1/12 (14)	3,430	3,587
Seminole County FL Water & Sewer Rev.	6.000%	10/1/19 (14)	2,350	2,795
Seminole County FL Water & Sewer Rev.	5.000%	10/1/36	5,000	5,218
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/35 (14)	5,050	5,152
South Florida Water Management Dist.	5.000%	10/1/36 (2)	15,000	15,299
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/20	5,000	5,446
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/22	5,000	5,320
South Miami FL Health Fac. Auth. Hosp. Rev.
(Baptist Health South Florida Obligated
Group)	5.000%	8/15/37	5,000	5,079
St. John's County FL IDA Health Care (Vicars
Landing Project)	5.000%	2/15/17	1,485	1,558
St. John's County FL Ponte Verda Util. Systems
Rev.	5.000%	10/1/30 (4)	3,650	3,816
St. Johns County FL Dev. Auth. Rev.
(Presbyterian Retirement)	6.000%	8/1/45	5,000	5,170
St. Petersburg FL Health Fac. Auth. Rev. (All
Childrens Hosp.)	6.500%	11/15/39	2,000	2,260
St. Petersburg FL Public Util. Rev.	5.500%	10/1/37	1,535	1,698
Sunrise FL Util. System Rev.	5.200%	10/1/22 (2)	16,805	18,410
Tallahassee FL Energy System Rev.	5.250%	10/1/15 (4)	5,240	6,124
Tallahassee FL Energy System Rev.	5.000%	10/1/37 (14)	2,500	2,595
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/11 (3)(ETM)	1,485	1,530
Tampa Bay FL Water Util. System Rev.	5.000%	10/1/34	10,000	10,706
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35 (14)	2,800	2,776
Univ. of North Florida Foundation Incorporated
Rev. VRDO	0.310%	9/1/10 LOC	2,200	2,200
Winter Park FL Water & Sewer Rev.	5.000%	12/1/29	2,000	2,169
Winter Park FL Water & Sewer Rev.	5.000%	12/1/34	2,000	2,110
				1,005,970
Puerto Rico (1.7%)
Puerto Rico GO	5.250%	7/1/19	775	806
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	4,911
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev. PUT	5.000%	7/1/12 (2)	11,900	12,360
				18,077
Total Tax-Exempt Municipal Bonds (Cost $965,309)				1,024,047
Other Assets and Liabilities-Net (1.3%)				13,526
Net Assets (100%)				1,037,573
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the value of this security represented 0.9% of net assets.
2 Securities with a value of $592,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.

Florida Long-Term Tax-Exempt Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Florida Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	-	1,024,047	-
Futures Contracts—Assets[1]	16	-	-
Futures Contracts—Liabilities[1]	(1)	-	-
Total	15	1,024,047	-
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Florida Long-Term Tax-Exempt Fund

				($000)
			Aggregate Settlement Value Long (Short)
		Number of Long (Short) Contracts		Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
2-Year U.S. Treasury Note	December 2010	115	25,201	35
10-Year U.S. Treasury Note	December 2010	(22)	(2,764)	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $966,566,000. Net unrealized appreciation of investment securities for tax purposes was $57,481,000, consisting of unrealized gains of $60,808,000 on securities that had risen in value since their purchase and $3,327,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.